Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Patents	$ 393,370	$ 393,370	$ 380,394
Less accumulated amortization	(211,934)	(200,272)	(168,363)
Patents, Total	181,436	193,098	212,031
Patents pending	242,206	226,420	212,726
Total intangible assets, net	$ 423,642	$ 419,518	$ 424,757